Shareholder Report, Holdings (Details)	Mar. 31, 2025
EuroPacific Growth Fund® - Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class A [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
EuroPacific Growth Fund® - Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class C [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class C [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
EuroPacific Growth Fund® - Class T [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class T [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class T [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class T [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class T [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class T [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class T [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class T [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class T [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
EuroPacific Growth Fund® - Class F-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class F-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class F-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class F-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class F-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class F-1 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class F-1 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class F-1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class F-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
EuroPacific Growth Fund® - Class F-2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class F-2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class F-2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class F-2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class F-2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class F-2 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class F-2 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class F-2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class F-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
EuroPacific Growth Fund® - Class F-3 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class F-3 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class F-3 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class F-3 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class F-3 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class F-3 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class F-3 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class F-3 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class F-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
EuroPacific Growth Fund® - Class 529-A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class 529-A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class 529-A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class 529-A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class 529-A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class 529-A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class 529-A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class 529-A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class 529-A [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class 529-A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
EuroPacific Growth Fund® - Class 529-C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class 529-C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class 529-C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class 529-C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class 529-C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class 529-C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class 529-C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class 529-C [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class 529-C [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class 529-C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
EuroPacific Growth Fund® - Class 529-E [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class 529-E [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class 529-E [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class 529-E [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class 529-E [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class 529-E [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class 529-E [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class 529-E [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class 529-E [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class 529-E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
EuroPacific Growth Fund® - Class 529-T [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class 529-T [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class 529-T [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class 529-T [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class 529-T [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class 529-T [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class 529-T [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class 529-T [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class 529-T [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class 529-T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
EuroPacific Growth Fund® - Class 529-F-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class 529-F-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class 529-F-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class 529-F-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class 529-F-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class 529-F-1 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class 529-F-1 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class 529-F-1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class 529-F-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class 529-F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
EuroPacific Growth Fund® - Class 529-F-2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class 529-F-2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class 529-F-2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class 529-F-2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class 529-F-2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class 529-F-2 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class 529-F-2 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class 529-F-2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class 529-F-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class 529-F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
EuroPacific Growth Fund® - Class 529-F-3 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class 529-F-3 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class 529-F-3 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class 529-F-3 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class 529-F-3 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class 529-F-3 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class 529-F-3 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class 529-F-3 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class 529-F-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class 529-F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
EuroPacific Growth Fund® - Class R-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class R-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class R-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class R-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class R-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class R-1 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class R-1 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class R-1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class R-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class R-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
EuroPacific Growth Fund® - Class R-2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class R-2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class R-2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class R-2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class R-2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class R-2 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class R-2 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class R-2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class R-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class R-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
EuroPacific Growth Fund® - Class R-2E [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class R-2E [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class R-2E [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class R-2E [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class R-2E [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class R-2E [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class R-2E [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class R-2E [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class R-2E [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class R-2E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
EuroPacific Growth Fund® - Class R-3 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class R-3 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class R-3 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class R-3 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class R-3 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class R-3 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class R-3 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class R-3 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class R-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class R-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
EuroPacific Growth Fund® - Class R-4 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class R-4 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class R-4 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class R-4 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class R-4 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class R-4 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class R-4 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class R-4 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class R-4 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class R-4 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
EuroPacific Growth Fund® - Class R-5E [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class R-5E [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class R-5E [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class R-5E [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class R-5E [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class R-5E [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class R-5E [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class R-5E [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class R-5E [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class R-5E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
EuroPacific Growth Fund® - Class R-5 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class R-5 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class R-5 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class R-5 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class R-5 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class R-5 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class R-5 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class R-5 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class R-5 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class R-5 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
EuroPacific Growth Fund® - Class R-6 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
EuroPacific Growth Fund® - Class R-6 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
EuroPacific Growth Fund® - Class R-6 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.12%
EuroPacific Growth Fund® - Class R-6 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%
EuroPacific Growth Fund® - Class R-6 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
EuroPacific Growth Fund® - Class R-6 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
EuroPacific Growth Fund® - Class R-6 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
EuroPacific Growth Fund® - Class R-6 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EuroPacific Growth Fund® - Class R-6 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
EuroPacific Growth Fund® - Class R-6 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%